As filed with the Securities and Exchange Commission on November 30, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  December 31, 2015

Date of reporting period:  September 30, 2015

Item 1. Schedules of Investments.

Kellner Event Fund
Schedule of Investments
at September 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 74.5%
	Administrative and Support Services - 1.4%
2,700	Baker Hughes, Inc.	$140,508

	Broadcasting (except Internet) - 10.1%
2,400	Cablevision Systems Corp. - Class A	77,928
855	Radio One, Inc. (a)	1,821
56,000	Sirius XM Holdings, Inc. (a)(c)	209,440
35,010	Spanish Broadcasting System, Inc. - Class A (a)	184,153
2,900	Time Warner Cable, Inc. (f)	520,173
		993,515
	Chemical Manufacturing - 6.3%
1,600	Cytec Industries, Inc.	118,160
600	Kythera Biopharmaceuticals, Inc. (a)	44,988
800	Mylan NV (a)(b)	32,208
7,200	OM Group, Inc.	236,808
1,200	Perrigo Co. plc (b)	188,724
		620,888
	Computer and Electronic Product Manufacturing - 10.4%
28,800	Alcatel-Lucent - ADR (a)	105,120
3,200	Altera Corp.	160,256
9,900	Broadcom Corp. - Class A	509,156
3,800	Freescale Semiconductor Ltd. (a)(b)	139,004
1,200	Pericom Semiconductor Corp.	21,900
1,300	Thoratec Corp. (a)	82,238
		1,017,674
	Couriers and Messengers - 0.4%
4,800	TNT Express NV (b)	36,569

	Credit Intermediation and Related Activities - 8.4%
3,200	City National Corp.	281,792
29,000	Hudson City Bancorp, Inc. (c)	294,930
48,945	WMIH Corp. (a)	126,278
4,800	Xoom Corp. (a)	119,424
		822,424
	Insurance Carriers and Related Activities - 10.6%
2,600	Chubb Corp.	318,890
400	Cigna Corp.	54,008
2,000	HCC Insurance Holdings, Inc.	154,940
3,700	Health Net, Inc. (a)	222,814
400	Humana, Inc.	71,600
1,000	PartnerRe Ltd. (b)	138,880
800	StanCorp Financial Group, Inc.	91,360
1,660	Syncora Holdings Ltd. (a)(b)	681
		1,053,173
	Lessors of Real Estate - 1.6%
10,000	Community Healthcare Trust, Inc.	159,000

	Machinery Manufacturing - 0.5%
800	Cameron International Corp. (a)	49,056

	Management of Companies and Enterprises - 1.0%
1,600	AGL Resources, Inc.	97,664

	Merchant Wholesalers, Nondurable Goods - 3.4%
2,400	Sigma-Aldrich Corp. (c)	333,408

	Mining (except Oil and Gas) - 1.2%
10,279	SunCoke Energy Partners LP	113,583

	Miscellaneous Manufacturing - 1.3%
2,540	DENTSPLY International, Inc.	128,448

	Miscellaneous Store Retailers - 0.9%
14,400	Office Depot, Inc. (a)	92,448

	Pipeline Transportation - 0.4%
1,200	The Williams Companies, Inc.	44,220

	Primary Metal Manufacturing - 6.6%
2,800	Precision Castparts Corp.	643,188

	Professional, Scientific, and Technical Services - 4.0%
5,300	Solera Holdings, Inc.	286,200
3,600	Yahoo!, Inc. (a)	104,076
		390,276
	Publishing Industries (except Internet) - 3.9%
1,600	Dealertrack Technologies, Inc. (a)	101,056
6,600	Meredith Corp.	281,028
		382,084
	Sound Recording Industries - 0.2%
2,490	Xcel Brands, Inc. (a)	21,389

	Telecommunications - 0.9%
171	AT&T, Inc.	5,571
40,665	Globalstar, Inc. (a)	63,845
622	NII Holdings, Inc. (a)	4,049
18,952	Pendrell Corp. (a)	13,645
		87,110
	Transportation Equipment Manufacturing - 0.7%
2,400	Remy International, Inc.	70,200

	Utilities - 0.3%
1,200	Pepco Holdings, Inc.	29,064
	TOTAL COMMON STOCKS (Cost $7,714,019)	7,325,889

	REITS - 1.1%
	Real Estate - 1.1%
5,000	CBL & Associates Properties, Inc.	68,750
3,200	Strategic Hotels & Resorts, Inc. (a)	44,128
	TOTAL REITS (Cost $134,150)	112,878

	CLOSED-END FUNDS - 4.1%
23,223	KCAP Financial, Inc.	104,736
30,026	Nuveen Floating Rate Income Opportunity Fund	298,758
	TOTAL CLOSED-END FUNDS (Cost $466,568)	403,494

Principal Amount
	CONVERTIBLE BONDS - 1.4%
	Alaska Communications Systems Group, Inc.
$130,000	6.25%, 5/1/2018	131,463
	Goodrich Petroleum Corp.
41,500	5.00%, 10/1/2032 (g)	8,715
	TOTAL CONVERTIBLE BONDS (Cost $144,306)	140,178

	CORPORATE BONDS - 0.2%
	Arch Coal, Inc.
130,314	9.875%, 6/15/2019 (g)	11,728
	Verso Paper Holdings, LLC
45,000	11.75%, 1/15/2019	8,550
	TOTAL CORPORATE BONDS (Cost $79,168)	20,278

	MUNICIPAL BONDS - 4.8%
	Commonwealth of Puerto Rico, General Obligation Bonds of 2014, Series A
100,000	8.00%, 7/1/2035	75,250
	Commonwealth of Puerto Rico, Public Improvement Refunding Bonds, Series 2012 A, General Obligation
250,000	4.00%, 7/1/2020 (g)	165,625
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds, First Subordinate Series 2009A
150,000	5.50%, 8/1/2021 (g)	69,000
150,000	5.50%, 8/1/2022 (g)	68,625
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds, Senior Series 2011C
145,000	5.00%, 8/1/2040 (g)	90,444
	TOTAL MUNICIPAL BONDS (Cost $557,285)	468,944

Contracts
	PURCHASED OPTIONS - 0.0%
	Call Options - 0.0%
50	Weight Watchers International, Inc.
	Expiration: January 2016, Exercise Price: $7.00	3,375
	TOTAL PURCHASED OPTIONS (Cost $3,802)	3,375

Shares
	MONEY MARKET FUNDS - 5.0%
495,100	Fidelity Institutional Money Market Portfolio - Class I, 0.07% (d)(e)	495,100
	TOTAL MONEY MARKET FUNDS (Cost $495,100)	495,100

	Total Investments in Securities (Cost $9,594,398) - 91.1%	8,970,136
	Other Assets in Excess of Liabilities - 8.9%	876,384
	NET ASSETS - 100.0%	$9,846,520

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of the security has been segregated for open short positions.
(d)	Rate shown is the 7-day annualized yield as of September 30, 2015.
(e)	All or a portion of the shares have been committed as collateral for total return swaps.
(f)	All or a portion of the security is pledged as collateral for written options.
(g)	Security is considered illiquid. As of September 30, 2015, the value of these investments was $414,137 or 4.21% of net assets.
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

Kellner Event Fund
Schedule of Securities Sold Short
at September 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 19.9%
	Accommodation - 0.4%
2,000	Diamond Resorts Intl, Inc. (a)	$46,780

	Broadcasting (except Internet) - 2.9%
821	Charter Communications, Inc. - Class A (a)	144,373
10,041	Media General, Inc. (a)	140,474
		284,847
	Computer and Electronic Product Manufacturing - 6.1%
1,971	Avago Technologies Ltd.	246,395
15,840	Nokia OYJ - ADR	107,395
1,338	NXP Semiconductors NV (a)(b)	116,500
1,400	Sirona Dental Systems, Inc. (a)	130,676
		600,966
	Credit Intermediation and Related Activities - 4.5%
830	Canadian Western Bank (b)	14,610
2,437	M&T Bank Corp.	297,192
2,397	Royal Bank of Canada (b)	132,434
		444,236
	Insurance Carriers and Related Activities - 3.3%
1,565	ACE Ltd. (b)	161,821
335	Aetna, Inc.	36,652
2,300	Centene Corp. (a)	124,729
		323,202
	Miscellaneous Store Retailers - 0.4%
3,152	Staples, Inc.	36,973

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.8%
1,386	Alibaba Group Holding Ltd. - ADR (a)	81,732

	Support Activities for Mining - 1.5%
3,024	Halliburton Co.	106,898
573	Schlumberger Ltd. (b)	39,520
		146,418
	TOTAL COMMON STOCKS (Proceeds $2,128,228)	1,965,154

Principal Amount
	CORPORATE BONDS - 1.7%
	Codelco, Inc.
$100,000	3.00%, 7/17/2022	91,700
	Vallourec SA
100,000	2.25%, 9/30/2024	75,274
	TOTAL CORPORATE BONDS (Proceeds $207,710)	166,974

Shares
	EXCHANGE-TRADED FUNDS - 2.2%
2,000	iShares J.P. Morgan USD Emerging Markets Bond ETF	212,800
	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $213,942)	212,800
	Total Securities Sold Short (Proceeds $2,549,880)	$2,344,928

(a)	Non-income producing security.
(b)	Foreign issued security.
ADR	American Depository Receipt
ETF	Exchange-Traded Fund

Kellner Event Fund
Schedule of Options Written
at September 30, 2015 (Unaudited)

Contracts
	CALL OPTIONS - 0.1%
11	Time Warner Cable, Inc.
	Expiration: October 2015, Exercise Price: $170.00	$11,880
	TOTAL CALL OPTIONS WRITTEN (Proceeds $8,230)	$11,880

Kellner Event Fund
Schedule of Swap Contracts
at September 30, 2015 (Unaudited)

Security	Total Return Received/Paid	Termination Date	Shares	Notional Amount	Net Unrealized Appreciation/(Depreciation)	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
BG Group plc	Total return of security	7/2/2025	11,200	$161,125	$474	Goldman Sachs & Co.
Home Properties, Inc.	Total return of security	8/8/2025	5,100	381,225	1,275	Goldman Sachs & Co.

SHORT TOTAL RETURN SWAP CONTRACTS
Royal Dutch Shell plc - Class B	Total return of security	7/2/2025	(4,988)	(117,937)	(3,333)	Goldman Sachs & Co.
					$(1,584)

Kellner Merger Fund
Schedule of Investments
at September 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 82.0%
	Administrative and Support Services - 2.0%
45,700	Baker Hughes, Inc. (c)	$2,378,228

	Broadcasting (except Internet) - 4.1%
54,000	Cablevision Systems Corp. - Class A	1,753,380
57,300	Sirius XM Holdings, Inc. (a)(c)	214,302
16,000	Time Warner Cable, Inc. (f)	2,869,920
		4,837,602
	Chemical Manufacturing - 8.8%
24,400	Cytec Industries, Inc.	1,801,940
1	Endo International plc (a)(b)	69
13,200	Kythera Biopharmaceuticals, Inc. (a)(f)	989,736
11,100	Mylan NV (a)(b)	446,886
128,400	OM Group, Inc.	4,223,076
18,300	Perrigo Co. plc (b)	2,878,041
		10,339,748
	Computer and Electronic Product Manufacturing - 10.0%
540,100	Alcatel-Lucent - ADR (a)	1,971,365
12,300	Altera Corp.	615,984
85,800	Broadcom Corp. - Class A	4,412,694
72,300	Freescale Semiconductor Ltd. (a)(b)	2,644,734
26,000	Pericom Semiconductor Corp.	474,500
25,900	Thoratec Corp. (a)	1,638,434
		11,757,711
	Couriers and Messengers - 0.6%
93,100	TNT Express NV (b)	709,280

	Credit Intermediation and Related Activities - 8.9%
45,000	City National Corp. (c)	3,962,700
438,800	Hudson City Bancorp, Inc. (c)	4,462,596
81,700	Xoom Corp. (a)	2,032,696
		10,457,992
	Insurance Carriers and Related Activities - 16.2%
46,400	Chubb Corp. (c)	5,690,960
6,000	Cigna Corp.	810,120
35,500	HCC Insurance Holdings, Inc.	2,750,185
79,200	Health Net, Inc. (a)(c)	4,769,424
6,100	Humana, Inc.	1,091,900
18,200	PartnerRe Ltd. (b)	2,527,616
12,300	StanCorp Financial Group, Inc.	1,404,660
		19,044,865
	Machinery Manufacturing - 0.9%
17,300	Cameron International Corp. (a)	1,060,836

	Management of Companies and Enterprises - 1.5%
29,000	AGL Resources, Inc.	1,770,160

	Miscellaneous Manufacturing - 2.5%
56,966	DENTSPLY International, Inc.	2,880,771

	Miscellaneous Store Retailers - 1.3%
234,100	Office Depot, Inc. (a)	1,502,922

	Pipeline Transportation - 0.6%
20,400	The Williams Companies, Inc.	751,740

	Primary Metal Manufacturing - 11.2%
57,500	Precision Castparts Corp. (c)	13,208,325

	Professional, Scientific, and Technical Services - 5.3%
115,500	Solera Holdings, Inc.	6,237,000

	Publishing Industries (except Internet) - 6.7%
28,000	Dealertrack Technologies, Inc. (a)	1,768,480
142,500	Meredith Corp.	6,067,650
		7,836,130
	Telecommunications - 0.1%
4,010	AT&T, Inc.	130,646

	Transportation Equipment Manufacturing - 0.9%
36,500	Remy International, Inc.	1,067,625

	Utilities - 0.4%
21,400	Pepco Holdings, Inc.	518,308
	TOTAL COMMON STOCKS (Cost $100,810,076)	96,489,889

	REITS - 1.7%
	Real Estate - 1.7%
14,000	Home Properties, Inc.	1,046,500
69,300	Strategic Hotels & Resorts, Inc. (a)	955,647
	TOTAL REITS (Cost $2,013,577)	2,002,147

	RIGHTS - 0.0%
	Hospitals - 0.0%
6,500	Community Health Systems, Inc. (a)(c)	58
	TOTAL RIGHTS (Cost $0)	58

	MONEY MARKET FUNDS - 12.1%
14,286,682	Fidelity Institutional Money Market Portfolio - Class I, 0.07% (d)(e)	14,286,682
	TOTAL MONEY MARKET FUNDS (Cost $14,286,682)	14,286,682

	Total Investments in Securities (Cost $117,110,335) - 95.8%	112,778,776
	Other Assets in Excess of Liabilities - 4.2%	4,895,928
	NET ASSETS - 100.0%	$117,674,704

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of the security has been segregated for open short positions.
(d)	Rate shown is the 7-day annualized yield as of September 30, 2015.
(e)	All or a portion of the shares have been committed as collateral for the total return swaps.
(f)	All or a portion of the security is pledged as collateral for written options.
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

Kellner Merger Fund
Schedule of Securities Sold Short
at September 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 28.5%
	Broadcasting (except Internet) - 5.3%
18,452	Charter Communications, Inc. - Class A (a)	$3,244,784
216,798	Media General, Inc. (a)	3,033,004
		6,277,788
	Computer and Electronic Product Manufacturing - 9.8%
34,907	Avago Technologies Ltd.	4,363,724
297,055	Nokia OYJ - ADR	2,014,033
25,457	NXP Semiconductors NV (a)(b)	2,216,541
31,400	Sirona Dental Systems, Inc. (a)	2,930,876
		11,525,174
	Credit Intermediation and Related Activities - 5.4%
36,870	M&T Bank Corp.	4,496,296
33,700	Royal Bank of Canada (b)	1,861,925
		6,358,221
	Insurance Carriers and Related Activities - 5.2%
27,927	ACE Ltd. (b)	2,887,652
5,109	Aetna, Inc.	558,976
49,262	Centene Corp. (a)	2,671,478
		6,118,106
	Miscellaneous Store Retailers - 0.5%
51,220	Staples, Inc.	600,811

	Support Activities for Mining - 2.3%
51,184	Halliburton Co.	1,809,355
12,387	Schlumberger Ltd. (b)	854,331
		2,663,686
	TOTAL COMMON STOCKS (Proceeds $35,400,629)	33,543,786
	Total Securities Sold Short (Proceeds $35,400,629)	$33,543,786

(a)	Non-income producing security.
(b)	Foreign issued security.
ADR	American Depository Receipt

Kellner Merger Fund
Schedule of Options Written
at September 30, 2015 (Unaudited)

Contracts		Value
	CALL OPTIONS - 0.2%
45	Kythera Biopharmaceuticals, Inc.
	Expiration: November 2015, Exercise Price: $75.00	$113

187	Time Warner Cable, Inc.
	Expiration: October 2015, Exercise Price: $170.00	201,960
	TOTAL CALL OPTIONS WRITTEN (Proceeds $144,775)	$202,073

Kellner Merger Fund
Schedule of Swap Contracts
at September 30, 2015 (Unaudited)

Security	Total Return Received/Paid	Termination Date	Shares	Notional Amount	Net Unrealized Appreciation/(Depreciation)	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
Altera Corp.	Total return of security	7/3/2025	36,300	$1,817,904	$(6,897)	Goldman Sachs & Co.
BG Group plc	Total return of security	7/2/2025	197,600	2,842,714	8,380	Goldman Sachs & Co.
Broadcom Corp. - Class A	Total return of security	7/3/2025	89,500	4,602,985	(62,650)	Goldman Sachs & Co.
Home Properties, Inc.	Total return of security	8/8/2025	78,600	5,875,350	19,650	Goldman Sachs & Co.
Sigma-Aldrich Corp.	Total return of security	7/25/2025	33,000	4,584,360	(19,470)	Goldman Sachs & Co.
Time Warner Cable, Inc.	Total return of security	7/3/2025	43,400	7,784,658	(191,828)	Goldman Sachs & Co.

SHORT TOTAL RETURN SWAP CONTRACTS
Royal Dutch Shell plc - Class B	Total return of security	7/2/2025	(88,010)	(2,080,926)	(58,820)	Goldman Sachs & Co.
					$(311,635)

Note 1 – Securities Valuation

The Kellner Funds’ (the “Funds”) investments in securities are carried at their fair value.  Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities, including common stocks, preferred stocks, real estate investment trusts (“REITs”), closed-end funds and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

The Funds may invest without limitation in securities of foreign companies.  Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Debt securities, such as corporate bonds, asset-backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Options are valued using the composite pricing via the National Best Bid and Offer quotes. Composite pricing looks at the last trade on the exchange where the option is traded. If there are no trades for an option on a given business day, as of closing, the Funds will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Options that are valued based on quoted prices from the exchange are categorized in level 1 of the fair value hierarchy. Options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.

Total return swap contracts are valued based on the valuation furnished by the independent pricing service and are generally classified in level 2.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of September 30, 2015:

Kellner Merger Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Administrative Support and Waste Management	$2,378,228	$-	$-	$2,378,228
Finance and Insurance	29,502,857	-	-	29,502,857
Information	12,804,378	-	-	12,804,378
Management of Companies and Enterprises	1,770,160	-	-	1,770,160
Manufacturing	40,315,016	-	-	40,315,016
Professional, Scientific, and Technical Services	6,237,000	-	-	6,237,000
Retail Trade	1,502,922	-	-	1,502,922
Transportation and Warehousing	1,461,020	-	-	1,461,020
Utilities	518,308	-	-	518,308
Total Common Stocks	96,489,889	-	-	96,489,889
REITS	2,002,147	-	-	2,002,147
Rights	58	-	-	58
Money Market Funds	14,286,682	-	-	14,286,682
Total Investments in Securities	$112,778,776	$-	$-	$112,778,776

Liabilities:
Securities Sold Short	$33,543,786	$-	$-	$33,543,786
Written Options
Call Options	$-	$202,073	$-	$202,073
Total Written Options	$-	$202,073	$-	$202,073
Swap Contracts*	$-	$311,635	$-	$311,635

*Swap contracts are valued at the net unrealized appreciation/(depreciation) on the instrument.

Kellner Event Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Administrative Support and Waste Management	$140,508	$-	$-	$140,508
Finance and Insurance	1,875,597	-	-	1,875,597
Information	1,484,097	-	-	1,484,097
Management of Companies and Enterprises	97,664	-	-	97,664
Manufacturing	2,529,455	-	-	2,529,455
Mining, Quarrying, and Oil and Gas Extraction	113,583	-	-	113,583
Professional, Scientific, and Technical Services	390,276	-	-	390,276
Real Estate, Rental and Leasing	159,000	-	-	159,000
Retail Trade	92,448	-	-	92,448
Transportation and Warehousing	80,789	-	-	80,789
Utilities	29,064	-	-	29,064
Wholesale Trade	333,408	-	-	333,408
Total Common Stocks	7,325,889	-	-	7,325,889
REITS	112,878	-	-	112,878
Closed-End Funds	403,494	-	-	403,494
Fixed Income
Convertible Bonds	-	140,178	-	140,178
Corporate Bonds	-	20,278	-	20,278
Municipal Bonds	-	468,944	-	468,944
Total Fixed Income	-	629,400	-	629,400
Purchased Options
Call Options	-	3,375	-	3,375
Total Purchased Options	-	3,375	-	3,375
Money Market Funds	495,100	-	-	495,100
Total Investments in Securities	$8,337,361	$632,775	$-	$8,970,136

Liabilities:
Securities Sold Short	$2,177,954	$166,974	$-	$2,344,928
Written Options
Call Options	$-	$11,880	$-	$11,880
Total Written Options	$-	$11,880	$-	$11,880
Swap Contracts*	$-	$1,584	$-	$1,584

*Swap contracts are valued at the net unrealized appreciation/(depreciation) on the instrument.

Refer to the Funds’ schedules of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at September 30, 2015, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended September 30, 2015.

Note 2 – Derivative Transactions

The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Funds’ investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of the Funds’ overall strategy in a manner deemed appropriate to the Advisor and consistent with the Funds’ investment objective and policies.

When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent it does not hold the security, will either earmark securities or maintain a segregated account with the Funds’ custodian consisting of high quality liquid securities equal to the market value of the security underlying the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

A total return swap entered into by the Funds is a derivative contract that transfers the market risk of underlying assets.  The notional amount of each total return swap agreement is the agreed upon amount or value of the index used for calculating the returns that the parties to a swap agreement have agreed to exchange.  The total return swaps are market to market daily and any change is recorded in unrealized gains/(loss) on the statement of operations.  A gain or loss will be realized when the total return swap contracts are liquidated and will be presented as net realized gain or loss on swap contracts on the statement of operations.

The Funds invest in total return swaps to obtain exposure to the underlying referenced instrument, obtain leverage or attain the returns from ownership without actually owning the underlying position.  Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap.  Total return swap contracts are marked to market daily based on the value of the underlying reference entity and the change, if any, is recorded as an unrealized gain or loss.  Total return swaps normally do not involve the delivery of securities or other underlying assets.  If the counterparty to a total return swaps defaults, the Funds’ risk of loss consists of the net amount of payments that each Fund is contractually entitled to receive, if any.  Total return swaps are derivatives and their value can be volatile.  To the extent that an advisor does not accurately analyze and predict future market trends, the values of assets or economic factors, a Fund may suffer a loss, which may exceed the related amounts shown in the statement of assets and liabilities.  Periodic payments received or paid by a Fund are recorded as realized gains or losses.  Total return swap contracts outstanding at period end are listed after each Fund’s schedule of investments.

Average Balance Information

The average monthly market values of purchased and written options during the period ended September 30, 2015 for the Kellner Merger Fund were $41,694 and $175,189, respectively.  The average notional values of long and short total return swap contracts held by the Kellner Merger Fund during the period ended September 30, 2015 were $25,107,130 and $(993,947), respectively.

Transactions in written options contracts for the period ended September 30, 2015 are as follows:

Kellner Merger Fund
	Contracts	Premiums Received
Beginning balance	326	$41,878
Options written	478	209,797
Options closed	(123)	(52,755)
Options expired	(449)	(54,145)
Outstanding at September 30, 2015	232	$144,775

Average Balance Information

The average monthly market values of purchased and written options during the period ended September 30, 2015 for the Kellner Event Fund were $2,573 and $10,222, respectively.  The average notional values of long and short total return swap contracts held by the Kellner Event Fund during the period ended September 30, 2015 were $489,362 and $(66,446), respectively.

Transactions in written options contracts for the period ended September 30, 2015 are as follows:

Kellner Event Fund
	Contracts	Premiums Received
Beginning balance	-	$-
Options written	26	12,031
Options closed	(7)	(3,003)
Options expired	(8)	(798)
Outstanding at September 30, 2015	11	$8,230

Note 3 – Illiquid Securities

A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.  At September 30, 2015, the Kellner Event Fund had investments in illiquid securities with a total value of $414,137 or 4.2% of total net assets.

Information concerning these illiquid securities in the Fund is as follows:

Kellner Event Fund
	PAR	Dates Acquired	Cost Basis
Arch Coal, Inc., due 6/15/2019	$130,314	1/15 – 4/15	$38,550
Commonwealth of Puerto Rico, due 7/1/2020	250,000	12/14	188,712
Puerto Rico Sales Tax Financing Corp., due 8/1/2021	150,000	5/15	101,040
Puerto Rico Sales Tax Financing Corp., due 8/1/2022	150,000	5/15	100,169
Puerto Rico Sales Tax Financing Corp., due 8/1/2040	145,000	5/15	96,049

Note 4 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at September 30, 2015, was as follows*:

Kellner Merger Fund

Cost of investments	$117,123,658

Gross unrealized appreciation	$719,822
Gross unrealized depreciation	(5,064,704)
Net unrealized depreciation	$(4,344,882)

Kellner Event Fund

Cost of investments	$9,594,398

Gross unrealized appreciation	$205,832
Gross unrealized depreciation	(830,094)
Net unrealized depreciation	$(624,262)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in each Fund’s most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)), as amended, (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date 11/16/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date 11/16/2015

By (Signature and Title)*/s/ Cheryl L. King
                                             Cheryl L. King, Treasurer

Date 11/16/2015

* Print the name and title of each signing officer under his or her signature.